Fair Value Measurements - Fair Value of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair value measurement on a recurring basis [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 3,183	$ 7,835
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Marketable securities [Member]
Assets
Fair value of assets	3,183	7,835
Quoted Market Prices of Identical Assets (Level1) [Member] | Forward contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Quoted Market Prices of Identical Assets (Level1) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets
Quoted Market Prices of Identical Assets (Level1) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	5,410	6,000
Liabilities
Fair value of liabilities	2,524	1,570
Significant Other Observable Inputs (Level 2) [Member] | Marketable securities [Member]
Assets
Fair value of assets
Significant Other Observable Inputs (Level 2) [Member] | Forward contracts [Member]
Assets
Fair value of assets	1,979	1,837
Liabilities
Fair value of liabilities	1,318	237
Significant Other Observable Inputs (Level 2) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets	3,431	4,163
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities	1,206	1,333
Significant Unobservable Inputs (Level 3) [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Marketable securities [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Forward contracts [Member]
Assets
Fair value of assets
Liabilities
Fair value of liabilities
Significant Unobservable Inputs (Level 3) [Member] | Cross-currency swaps [Member]
Assets
Fair value of assets
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap [Member]
Liabilities
Fair value of liabilities